Stock Warrants	12 Months Ended
Mar. 31, 2012
Stock Warrants:
Stock Warrants

(17)	Stock Warrants

In conjunction with its participation in the U.S. Department of Treasury’s (“Treasury”) Capital Purchase Program (“CPP”) in 2008, the Company sold a warrant to the Treasury to purchase 137,966 shares of the Company’s common stock. The warrant has a 10-year term and was immediately exercisable upon issuance. At March 31, 2012, the warrant was anti-dilutive. There were no changes in the Company’s stock warrants during the years ended March 31, 2012 and 2011.